PIA Short-Term Securities Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 8.3%	Principal Amount	Value
Automobile Asset-Backed Securities - 7.7%
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05%, 01/18/2028	$1,000,000	$997,412
CPS Auto Trust, Series 2023-C, Class A, 6.13%, 09/15/2026 (a)	193,706	193,642
DT Auto Owner Trust, Series 2023-3A, Class A, 6.29%, 08/16/2027 (a)	647,099	649,217
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029 (a)	1,000,000	998,175
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	1,000,000	1,004,857
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026 (a)	1,000,000	1,008,649
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3, 3.96%, 04/15/2026 (a)	808,479	802,218
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028 (a)	1,875,420	1,875,997
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027 (a)	1,000,000	1,017,270
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 06/22/2026 (a)	1,000,000	1,006,052
		9,553,489

Other Asset-Backed Securities - 0.6%
FCI Funding, Series 2021-1A, Class A, 1.13%, 04/15/2033 (a)	82,140	81,128
Purchasing Power Funding, Series 2024-A, Class A, 5.89%, 08/15/2028 (a)	1,500,000	1,500,118
PVOne 2023-1 LLC, Series 2023-1A, Class A, 7.25%, 07/16/2035 (a)	732,715	734,147
		2,315,393
TOTAL ASSET-BACKED SECURITIES (Cost $11,837,920)		11,868,882

CORPORATE BONDS - 50.0%
Agriculture - 0.7%
Philip Morris International, Inc., 4.75%, 02/12/2027	1,000,000	988,391

Banks - 8.9%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,804,476
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	814,906
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,009,259
Citizens Bank NA/Providence RI, 6.06% (SOFR + 1.45%), 10/24/2025	2,000,000	1,988,713
Huntington National Bank, 5.70% (SOFR + 1.22%), 11/18/2025	1,000,000	991,713
JPMorgan Chase & Co., 5.55% (SOFR + 1.07%), 12/15/2025	1,000,000	1,000,001
Mitsubishi UFJ Financial Group, Inc., 5.54% (1 yr. CMT Rate + 1.50%), 04/17/2026	1,000,000	999,400
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	1,990,806
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026 (a)	1,000,000	1,008,368
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,003,600
		12,611,242

Building Materials - 1.4%
Carrier Global Corp., 5.80%, 11/30/2025	2,000,000	2,014,449

Chemicals - 2.1%
FMC Corp., 5.15%, 05/18/2026	1,000,000	986,306
Nutrien Ltd., 5.90%, 11/07/2024	1,000,000	1,001,509
Sherwin-Williams Co., 4.05%, 08/08/2024	1,000,000	992,543
		2,980,358

Commercial Services - 1.0%
Quanta Services, Inc., 0.95%, 10/01/2024	1,000,000	972,218
Triton Container International Ltd., 1.15%, 06/07/2024 (a)	500,000	492,918
		1,465,136

Diversified Financial Services - 0.7%
American Express Co., 4.99% (SOFR + 1.00%), 05/01/2026 (b)	1,000,000	994,297

Electric - 8.0%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,011,518
American Electric Power Co., Inc., 5.70%, 08/15/2025	1,000,000	1,001,659
CenterPoint Energy, Inc., 5.99% (SOFRINDX + 0.65%), 05/13/2024 (b)	496,000	496,081
DTE Energy Co., 4.22%, 11/01/2024 (f)	500,000	494,704
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	993,108
Eversource Energy, 4.75%, 05/15/2026	1,000,000	988,626
Georgia Power Co., 5.00%, 02/23/2027	3,000,000	2,993,801
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	2,000,000	2,007,813
Southern California Edison Co., 6.18% (SOFRINDX + 0.83%), 04/01/2024 (b)	1,000,000	1,000,530
Tampa Electric Co., 3.88%, 07/12/2024	500,000	496,797
		11,484,637

Environmental Control - 0.7%
Veralto Corp., 5.50%, 09/18/2026 (a)	1,000,000	1,004,327

Food - 1.6%
General Mills, Inc., 5.24%, 11/18/2025	250,000	249,767
Hormel Foods Corp., 0.65%, 06/03/2024	2,000,000	1,976,197
		2,225,964

Gas - 0.3%
Spire, Inc., 5.30%, 03/01/2026	500,000	499,286

Healthcare-Products - 1.0%
Baxter International, Inc., 5.78% (SOFRINDX + 0.44%), 11/29/2024 (b)	500,000	500,096
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	1,000,000	998,608
		1,498,704

Household Products/Wares - 0.3%
Avery Dennison Corp., 0.85%, 08/15/2024	500,000	488,876

Insurance - 4.9%
Aon North America, Inc., 5.13%, 03/01/2027	500,000	499,666
Athene Global Funding, 6.04% (SOFRINDX + 0.70%), 05/24/2024 (a)(b)	2,000,000	2,001,545
Jackson National Life Global Funding, 5.50%, 01/09/2026 (a)	1,000,000	995,670
MassMutual Global Funding II, 4.15%, 08/26/2025 (a)	500,000	492,810
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026 (a)	1,000,000	1,008,248
Principal Life Global Funding II, 5.00%, 01/16/2027 (a)	500,000	501,092
Protective Life Global Funding, 4.99%, 01/12/2027 (a)	1,000,000	997,505
Security Benefit Global Funding, 1.25%, 05/17/2024 (a)	500,000	494,703
		6,991,239

Investment Companies - 4.9%
Ares Capital Corp., 7.00%, 01/15/2027	2,000,000	2,039,040
Golub Capital BDC, Inc., 3.38%, 04/15/2024	5,000,000	4,983,476
		7,022,516

Leisure Time - 0.7%
Brunswick Corp./DE, 0.85%, 08/18/2024	1,000,000	976,533

Lodging - 0.4%
Marriott International, Inc./MD, 5.45%, 09/15/2026	500,000	502,264

Oil & Gas - 1.4%
Chevron USA, Inc., 3.90%, 11/15/2024	1,500,000	1,485,787
Pioneer Natural Resources Co., 5.10%, 03/29/2026	500,000	499,523
		1,985,310

Packaging & Containers - 2.0%
Graphic Packaging International LLC, 0.82%, 04/15/2024 (a)	1,000,000	993,910
Sonoco Products Co., 1.80%, 02/01/2025	2,000,000	1,930,163
		2,924,073

Pharmaceuticals - 0.7%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	1,000,000	987,796

Pipelines - 1.1%
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,018,593
Williams Cos., Inc., 5.40%, 03/02/2026	500,000	501,205
		1,519,798

REITs - 3.4%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,039,712
Public Storage Operating Co., 5.82% (SOFR + 0.47%), 04/23/2024 (b)	1,000,000	1,000,046
Realty Income Corp., 5.05%, 01/13/2026	800,000	796,703
Weyerhaeuser Co., 4.75%, 05/15/2026	1,000,000	990,167
		4,826,628

Semiconductors - 0.3%
Analog Devices, Inc., 5.60% (SOFR + 0.25%), 10/01/2024 (b)	500,000	500,017

Software - 1.4%
Fiserv, Inc., 5.15%, 03/15/2027	2,000,000	1,997,651

Telecommunications - 0.7%
AT&T, Inc., 0.90%, 03/25/2024	1,000,000	997,088

Transportation - 1.4%
TTX Co., 5.50%, 09/25/2026 (a)	2,000,000	2,005,518
TOTAL CORPORATE BONDS (Cost $71,633,789)		71,492,098

MORTGAGE-BACKED SECURITIES – 8.5%
Commercial Mortgage-Backed Securities 7.7%
BX Trust, Series 2021-RISE, Class A, 6.18% (1 mo. Term SOFR + 0.86%), 11/15/2036 (a)(b)	2,751,100	2,725,721
BX Trust, Series 2024-MF, Class A, 6.74% (1 mo. Term SOFR + 1.44%), 02/15/2039 (a)(b)	1,000,000	999,708
Cold Storage Trust, Series 2020-ICE5, Class A, 6.34% (1 mo. Term SOFR + 1.01%), 11/15/2037 (a)(b)	6,389,438	6,372,558
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.94%, 09/10/2038 (a)(c)	1,000,000	973,134
		11,071,121
U.S. Government Securities 0.8%
FHLMC
Pool G04832, 5.00%, 10/01/2038	26,818	26,650
Pool SD8005, 3.50%, 08/01/2049	264,642	238,776
FHLMC ARM
Pool 785726, 6.40% (1 yr. CMT Rate + 2.28%), 01/01/2025 (b)	6,680	6,631
Pool 782784, 6.38% (1 yr. CMT Rate + 2.25%), 10/01/2034 (b)	47,313	48,542
Pool 847671, 5.36% (1 Year RFUCC + 1.85%), 04/01/2036 (b)	12,835	13,137
FNMA
Pool AD5479, 5.00%, 06/01/2040	70,561	70,017
Pool AJ3797, 4.00%, 11/01/2041	8,583	8,083
FNMA ARM
Pool 555206, 6.29% (6 Month RFUCC + 2.17%), 07/01/2025 (b)	1,723	1,712
Pool 562912, 4.40% (1 yr. CMT Rate + 2.10%), 04/01/2030 (b)	17,709	17,350
Pool 743454, 5.76% (1 Year RFUCC + 1.51%), 10/01/2033 (b)	40,143	39,904
Pool 755253, 6.00% (1 Year RFUCC + 1.75%), 11/01/2033 (b)	179,480	178,783
Pool AC5719, 5.65% (1 yr. CMT Rate + 2.30%), 05/01/2034 (b)	153,896	154,379
Pool 779693, 5.77% (1 Year RFUCC + 1.52%), 07/01/2034 (b)	26,654	26,456
Pool 795136, 5.67% (1 Year RFUCC + 1.42%), 10/01/2034 (b)	25,098	25,564
Pool 849264, 6.00% (1 Year RFUCC + 1.71%), 01/01/2036 (b)	124,722	124,272
Pool 953653, 6.27% (1 Year RFUCC + 2.02%), 11/01/2037 (b)	191,991	192,312
		1,172,568
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,283,858)		12,243,689

U.S. TREASURY OBLIGATIONS - 15.9%
U.S. Treasury Note/Bond
4.13%, 01/31/2025	4,500,000	4,460,999
4.25%, 05/31/2025	3,000,000	2,975,566
5.00%, 08/31/2025	8,000,000	8,019,688
3.63%, 05/15/2026	5,500,000	5,390,859
4.38%, 12/15/2026	2,000,000	1,995,547
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,942,205)		22,842,659

SHORT-TERM INVESTMENTS - 18.5%
Money Market Funds - 2.4%	Shares
Fidelity Government Portfolio - Institutional Class, 5.20% (d)	3,459,171	3,459,171

U.S. Treasury Bills - 16.1%	Principal Amount
5.39%, 05/02/2024 (e)	$3,000,000	2,972,798
5.43%, 06/13/2024 (e)	13,500,000	13,296,614
5.36%, 07/11/2024 (e)	7,000,000	6,867,958
		23,137,370
TOTAL SHORT-TERM INVESTMENTS (Cost $26,599,577)		26,596,541

TOTAL INVESTMENTS - 101.2% (Cost $145,297,349)		145,043,869
Liabilities in Excess of Other Assets - (1.2)%		(1,765,286)
TOTAL NET ASSETS - 100.0%		$143,278,583
Percentages are stated as a percent of net assets.

ARM – Adjustable Rate Mortgage
CMT– Constant Maturity Treasury Rate
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
RFUCC – Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR – Secured Overnight Financing Rate
SOFRINDX – Secured Overnight Financing Rate Index

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $33,939,205 or 23.7% of the Fund’s net assets.

(b)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 29, 2024.
(c)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of as of February 29, 2024.
(d)	The rate shown represents the 7-day annualized yield as of February 29, 2024.
(e)	The rate shown is the discount rate at February 29, 2024.
(f)	Step coupon bond. The rate disclosed is as of February 29, 2024.

PIA Short-Term Securities Fund
Summary of Fair Value Disclosure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset-Backed Securities	$–	$11,868,882	$–	$11,868,882
Corporate Bonds	–	71,492,098	–	71,492,098
Mortgage-Backed Securities	–	12,243,689	–	12,243,689
U.S.Treasury Note/Bond	–	22,842,659	–	22,842,659
Total Fixed Income Securities	–	118,447,328	–	118,447,328
Money Market Funds	3,459,171	–	–	3,459,171
U.S. Treasury Bills	–	23,137,370	–	23,137,370
Total Investments	$3,459,171	$141,584,698	$–	$145,043,869
Refer to the Schedule of Investments for industry classifications.